Consolidated Statements of Financial Position - CAD ($)	Jan. 31, 2025	Jan. 31, 2024
Current assets
Cash	$ 8,180	$ 37,384
Accounts receivable	11,644	39,536
Prepaids and other current assets	205,139	247,826
Total assets	224,963	324,746
Current liabilities
Accounts payable and accrued liabilities	4,495,327	4,976,823
Due to related parties (Note 14)	1,476,700	1,295,199
Financial guarantee liability (Note 16(c))	382,428	550,392
Convertible debentures (Note 6)	820,553	245,234
Loans payable (Note 7)	50,052	0
Warrant liabilities (Notes 9(a) and 9(b))	312,936	279,500
Total current liabilities	7,537,997	7,347,148
Non-current liabilities
Financial guarantee liability (Note 16(c))	0	590,870
Loans payable (Note 7)	49,115	82,495
Total liabilities	7,587,112	8,020,513
Deficit
Common shares (Note 8)	79,965,358	78,459,590
Common shares issuable (Note 8(f))	43,100	0
Reserves (Note 11)	27,714,189	25,581,211
Accumulated other comprehensive income	195,825	226,391
Accumulated deficit	(118,596,001)	(115,075,713)
Deficit attributable to shareholders	(10,677,529)	(10,808,521)
Non-controlling interests (Note 12)	3,315,380	3,112,754
Total deficit	(7,362,149)	(7,695,767)
Total liabilities and deficit	$ 224,963	$ 324,746